Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

December 12, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust (the “Registrant”)

(filing relates to ClearBridge International Small Cap Fund (the “Fund”)

(Securities Act File No. 33-43446; Investment Company Act File No. 811-06444)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated November 30, 2017 to the Prospectus for the Fund.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz